EQUITY - Warrants activities (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
EQUITY
Numbers of Warrants Outstanding, Beginning balance	876,445	978,673	169,302
Numbers of Warrants Outstanding, Issued	2,442,203	1,302,760	2,000,000
Numbers of Warrants Outstanding, Exercised	(1,463,491)	(1,404,988)	(1,190,629)
Numbers of Warrants Outstanding, Ending balance	1,855,157	876,445	978,673	169,302
Weighted Average Exercise Price, Beginning balance (in $/share)	$ 56.65	$ 17.09	$ 7.5
Weighted Average Exercise Price, Issued (in $/share)	73.7	57.07	18
Weighted Average Exercise Price, Exercised (in $/share)	70.42	29.49	17.25
Weighted Average Exercise Price, Ending balance (in $/share)	$ 68.24	$ 56.65	$ 17.09	$ 7.5
Weighted Average Remaining Term (Years)	2 years 4 months 24 days	4 years 5 months 23 days	4 years 3 months 29 days	4 years 3 months 29 days